Property, plant and equipment	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 6 - Property, plant and equipment

	2015	2014
Buildings	$13,480,382	$14,197,999
Machinery	53,540,780	51,900,300
Vehicles	1,911,054	1,803,008
Plant and equipment	13,409,412	4,823,706
Software	97,151	43,858
Construction in progress	4,000,155	18,397,073
	86,438,934	91,165,944
Less: Accumulated depreciation	(21,178,480)	(14,726,156)

Net book value	$65,260,454	$76,439,788

Borrowing costs capitalized during the years ended June 30, 2015 and 2015 were $ nil and $824,669, respectively.

Buildings with net book value of approximately  $379,902 and $313,286 were used as collateral of short term bank borrowings for the years ended June 30, 2015 and 2014, respectively.

The depreciation expenses for the years ended June 30, 2015 and 2014 were $6,452,324 and $4,816,403, respectively.